CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 70,480,978	$ 10,801,682	¥ 46,014,906	¥ 28,646,499
Cost of revenues:
Commission-split	(24,847,023)	(3,807,972)	(11,154,698)	(1,393,167)
Commission and compensation-internal	(23,324,145)	(3,574,582)	(19,444,127)	(15,767,582)
Cost related to stores	(3,206,601)	(491,433)	(3,078,672)	(3,400,545)
Others	(2,243,352)	(343,809)	(1,069,365)	(1,215,229)
Total cost of revenues	(53,621,121)	(8,217,796)	(34,746,862)	(21,776,523)
Gross profit	16,859,857	2,583,886	11,268,044	6,869,976
Operating expenses:
Sales and marketing expenses	(3,715,278)	(569,391)	(3,105,899)	(2,489,692)
General and administrative expenses	(7,588,809)	(1,163,037)	(8,376,531)	(4,927,367)
Research and development expenses	(2,477,911)	(379,756)	(1,571,154)	(670,922)
Impairment of goodwill and intangible assets	(236,050)	(36,176)	0	0
Total operating expenses	(14,018,048)	(2,148,360)	(13,053,584)	(8,087,981)
Income (loss) from operations	2,841,809	435,526	(1,785,540)	(1,218,005)
Interest income, net	163,600	25,073	230,339	121,374
Share of results of equity investees	(37,574)	(5,758)	11,382	1,762
Fair value changes in investments, net	360,124	55,191	(109,193)	(39,176)
Foreign currency exchange gain (loss)	3,506	537	(54,052)	224
Other income, net	1,055,654	161,786	431,300	634,756
Income (loss) before income tax benefit (expense)	4,387,119	672,355	(1,275,764)	(499,065)
Income tax benefit (expense)	(1,608,796)	(246,558)	(904,363)	71,384
Net income (loss)	2,778,323	425,797	(2,180,127)	(427,681)
Net income attributable to non-controlling interests shareholders	(731)	(112)	(3,419)	(40,143)
Net income (loss) attributable to KE Holdings Inc.	2,777,592	425,685	(2,183,546)	(467,824)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	(269,000)	(1,866,528)	(1,237,109)
Deemed dividends to preferred shareholders upon repurchases of preferred shares				(562,138)
Deemed dividends upon re-designation of ordinary shares to preferred shares				(118,934)
Income allocation to participating preferred shares	(301,898)	(46,268)	0	0
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	720,466	110,417	(4,050,074)	(2,386,005)
Other comprehensive income (loss)
Currency translation adjustments	(1,897,395)	(290,789)	63,442	193
Total other comprehensive income (loss)	(1,897,395)	(290,789)	63,442	193
Total comprehensive income (loss)	880,928	135,008	(2,116,685)	(427,488)
Comprehensive income attributable to noncontrolling interests shareholders	(731)	(112)	(3,419)	(40,143)
Comprehensive income(loss) attributable to KE Holdings Inc.	880,197	134,896	(2,120,104)	(467,631)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	(269,000)	(1,866,528)	(1,237,109)
Deemed dividends to preferred shareholders upon repurchases of preferred shares				(562,138)
Deemed dividends upon re-designation of ordinary shares to preferred shares				(118,934)
Income allocation to participating preferred shares	(301,898)	(46,268)	0	0
Total comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,176,929)	$ (180,372)	¥ (3,986,632)	¥ (2,385,812)
Weighted average number of ordinary shares used in computing net income (loss) per share, basic and diluted
-Basic | shares	2,226,264,859	2,226,264,859	1,378,235,522	1,362,565,880
-Diluted | shares	2,267,330,891	2,267,330,891	1,378,235,522	1,362,565,880
Net income (loss) per share attributable to ordinary shareholders
-Basic | (per share)	¥ 0.32	$ 0.05	¥ (2.94)	¥ (1.75)
-Diluted | (per share)	¥ 0.32	$ 0.05	¥ (2.94)	¥ (1.75)
Share-based compensation expenses included in:
Sharebased compensation related to share options (a)	¥ 2,252,589		¥ 2,955,590	¥ 382,196
Cost of revenues
Share-based compensation expenses included in:
Sharebased compensation related to share options (a)	511,637	$ 78,412	0	0
Sales and marketing expenses
Share-based compensation expenses included in:
Sharebased compensation related to share options (a)	77,574	11,889	0	0
General and administrative expenses
Share-based compensation expenses included in:
Sharebased compensation related to share options (a)	1,131,335	173,385	2,955,590	382,196
Research and development expenses
Share-based compensation expenses included in:
Sharebased compensation related to share options (a)	532,043	81,539	0	0
Existing home transaction services
Net revenues:
Total net revenues	30,564,584	4,684,227	24,568,508	20,154,642
New home transaction services
Net revenues:
Total net revenues	37,937,886	5,814,235	20,273,860	7,471,924
Emerging and other services
Net revenues:
Total net revenues	¥ 1,978,508	$ 303,220	¥ 1,172,538	¥ 1,019,933